Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000176936 | FR_TSR_TOP10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000176936 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000176936 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000176936 | FR_TSR_TOP10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000176936 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000176936 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000176936 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000176936 | FR_TSR_TOP10_GASOIL
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000176936 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176936 | FR_TSR_TOP10_LIVE CATTLE FUTURE
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000176936 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	34.40%
C000176936 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	29.70%
C000176936 | SectorPrecious Metals
Holdings [Line Items]
Percent of Total Investments	15.70%
C000176936 | SectorIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176936 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.10%
C000176935 | FR_TSR_TOP10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000176935 | FR_TSR_TOP10_BRENT
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000176935 | FR_TSR_TOP10_NATGAS
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000176935 | FR_TSR_TOP10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000176935 | FR_TSR_TOP10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000176935 | FR_TSR_TOP10_SOYBEAN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000176935 | FR_TSR_TOP10_CORN
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176935 | FR_TSR_TOP10_PRIALUM
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176935 | FR_TSR_TOP10_LIVE CATTLE FUTURE
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000176935 | FR_TSR_TOP10_LOWGASOIL
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176935 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	34.80%
C000176935 | SectorAgriculture
Holdings [Line Items]
Percent of Total Investments	29.20%
C000176935 | SectorPrecious Metals
Holdings [Line Items]
Percent of Total Investments	15.40%
C000176935 | SectorIndustrial Metals
Holdings [Line Items]
Percent of Total Investments	15.10%
C000176935 | SectorLivestock
Holdings [Line Items]
Percent of Total Investments	5.50%